Fees Summary	Aug. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,699,200
Previously Paid Amount	0
Total Fee Amount	4,826.4
Total Offset Amount	0
Net Fee	$ 4,826.4